Nota 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management - Remuneration For Executive Directors (Details) - EUR (€)		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2015
Group Executive Chairman | Executive directors [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration		€ 2,453,000
Variable remuneration	[1]		€ 479,000
Deferred Remuneration	[2]				€ 612,000
Group Executive Chairman | Executive directors [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares	[3]		100,436
Deferred Remuneration in Shares	[4]				79,157
CEO Member | Executive directors [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration		2,179,000
Variable remuneration	[1],[5]		€ 200,000
CEO Member | Executive directors [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares	[3],[6]		41,267
Head Of Global Economics Regulation & Public Affairs (Head of GERPA) | Executive directors [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration		834,000
Variable remuneration	[1]		€ 79,000
Deferred Remuneration	[7]				€ 113,000
Head Of Global Economics Regulation & Public Affairs (Head of GERPA) | Executive directors [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares	[3]		16,641
Deferred Remuneration in Shares	[8]				14,667
Total Senior Management [Member] | Total Member | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration		13,883,000
Variable remuneration			€ 887,000	[9]	€ 1,263,000	[10]
Total Senior Management [Member] | Total Member | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares			185,888	[11]	163,215	[12]
Total Member | Executive directors [Member] | In Cash [Member]
Remuneration And Other Benefits Received Line Items
Fixed remuneration		€ 5,466,000,000
Variable remuneration	[13]		€ 758,000
Deferred Remuneration	[14]				€ 725,000
Total Member | Executive directors [Member] | In Shares [Member]
Remuneration And Other Benefits Received Line Items
Variable Remuneration In Shares	[15]		158,344
Deferred Remuneration in Shares	[16]				93,824

[1]

(1) Remunerations corresponding to the upfront portion (40%) of the AVR for the 2018 financial year (50% pa id in cash and 50% in BBVA shares). For the Group Executive Chair man and Chief Executive Officer, these variable remunerations are linked to their previous positions as Chief Executive Officer and President & CEO of BBVA USA, respectively.

[2]

(1) Remunerations corresponding to deferred AVR for financial year 2015 (50% of the AVR for 2015, in equal parts in cash and shares), payment of which was due in 2019, together with its corresponding update in cash, and after its downward adjustment following the result of the TSR indicator. For the Group Executive Chairman, these variable remunerations relate to his previous position as Chief Executive Officer.

[3]

(1) Remunerations corresponding to the upfront portion (40%) of the AVR for the 2018 financial year (50% pa id in cash and 50% in BBVA shares). For the Group Executive Chair man and Chief Executive Officer, these variable remunerations are linked to their previous positions as Chief Executive Officer and President & CEO of BBVA USA, respectively.

[4]

(1) Remunerations corresponding to deferred AVR for financial year 2015 (50% of the AVR for 2015, in equal parts in cash and shares), payment of which was due in 2019, together with its corresponding update in cash, and after its downward adjustment following the result of the TSR indicator. For the Group Executive Chairman, these variable remunerations relate to his previous position as Chief Executive Officer.

[5]	(2) Remunerati on received in US dollars. Data in thousands of Euros is for information purposes.
[6]	(2) Remunerati on received in US dollars. Data in thousands of Euros is for information purposes.
[7]

(1) Remunerations corresponding to deferred AVR for financial year 2015 (50% of the AVR for 2015, in equal parts in cash and shares), payment of which was due in 2019, together with its corresponding update in cash, and after its downward adjustment following the result of the TSR indicator. For the Group Executive Chairman, these variable remunerations relate to his previous position as Chief Executive Officer.

[8]

(1) Remunerations corresponding to deferred AVR for financial year 2015 (50% of the AVR for 2015, in equal parts in cash and shares), payment of which was due in 2019, together with its corresponding update in cash, and after its downward adjustment following the result of the TSR indicator. For the Group Executive Chairman, these variable remunerations relate to his previous position as Chief Executive Officer.

[9]

(1) Remunerations corresponding to the upfront portion (40%) of the AVR for financial year 2018 (paid 50% in cash and 50% in BBVA shares). For those members of the Senior Management who were appointed by the Board of Directors on 20 December 2018 and 29 April, 30 July and 19 December 2019, this remuneration relates to their previous positions.

[10]

(1) Remunerations corresponding to deferred AVR for financial year 2015 (50% of the AVR for 2015, in equal parts in cash and in shares), payment of which was due in 2019, together with its corresponding update in cash, and after its downward adjustment following the result of the TSR indicator.

[11]

(1) Remunerations corresponding to the upfront portion (40%) of the AVR for financial year 2018 (paid 50% in cash and 50% in BBVA shares). For those members of the Senior Management who were appointed by the Board of Directors on 20 December 2018 and 29 April, 30 July and 19 December 2019, this remuneration relates to their previous positions.

[12]

(1) Remunerations corresponding to deferred AVR for financial year 2015 (50% of the AVR for 2015, in equal parts in cash and in shares), payment of which was due in 2019, together with its corresponding update in cash, and after its downward adjustment following the result of the TSR indicator.

[13]

(1) Remunerations corresponding to the upfront portion (40%) of the AVR for the 2018 financial year (50% pa id in cash and 50% in BBVA shares). For the Group Executive Chair man and Chief Executive Officer, these variable remunerations are linked to their previous positions as Chief Executive Officer and President & CEO of BBVA USA, respectively.

[14]

(1) Remunerations corresponding to deferred AVR for financial year 2015 (50% of the AVR for 2015, in equal parts in cash and shares), payment of which was due in 2019, together with its corresponding update in cash, and after its downward adjustment following the result of the TSR indicator. For the Group Executive Chairman, these variable remunerations relate to his previous position as Chief Executive Officer.

[15]

(1) Remunerations corresponding to the upfront portion (40%) of the AVR for the 2018 financial year (50% pa id in cash and 50% in BBVA shares). For the Group Executive Chair man and Chief Executive Officer, these variable remunerations are linked to their previous positions as Chief Executive Officer and President & CEO of BBVA USA, respectively.

[16]

(1) Remunerations corresponding to deferred AVR for financial year 2015 (50% of the AVR for 2015, in equal parts in cash and shares), payment of which was due in 2019, together with its corresponding update in cash, and after its downward adjustment following the result of the TSR indicator. For the Group Executive Chairman, these variable remunerations relate to his previous position as Chief Executive Officer.